Note 6. Premises and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at December 31, 2011 and 2010:

	2011	2010

Land and improvements	$2,479,913	$2,479,913
Buildings	9,008,149	8,969,778
Equipment	4,100,294	4,128,361

	15,588,356	15,578,052
Less accumulated depreciation	6,007,045	5,644,620

Premises and equipment, net	$9,581,311	$9,933,432

Depreciation expense amounted to $520,448 in 2011, $531,937 in 2010 and $493,130 in 2009.